Commitments And Contingencies (Schedule Of Future Minimum Lease Payments Under Operating Leases) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
2019	$ 29	$ 29
2020	22	22
2021	20	20
2022	15	15
2023	8	8
Thereafter	5	5
Total future minimum lease payments	$ 99	$ 99